Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents
Schedule of cash and cash equivalent balances

(in thousands)	2017	2016
Cash and cash equivalents in domestic accounts	$396,577	375,122
Cash and cash equivalents in foreign accounts	53,780	50,232
Total	$450,357	425,354